As filed with the Securities and Exchange Commission on February 13, 2006

File Nos. 333-117063
811-21597

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 3

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 5

PRIMECAP Odyssey Funds
(Exact Name of Registrant as Specified in its Charter)

225 South Lake Avenue, Suite 400, Pasadena, CA 91101-3005
(Address of Principal Executive Office)

(626) 304-9222
(Registrant's Telephone Number, Including Area Code)

David H. Van Slooten, Secretary
225 South Lake Avenue, Suite 400, Pasadena, CA 91101-3005
(Name and Address of Agent for Service)

Copy to:
Michael Glazer
Paul, Hastings, Janofsky & Walker, LLP
515 South Flower Street, Los Angeles, California 90071

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to Rule 485 (b)
☐ On   , pursuant to Rule 485(b)
☐ 60 days after filing pursuant to Rule 485(a)(1)
☐ On ____________, pursuant to Rule 485(a)(1)
☐ 75 days after filing pursuant to Rule 485(a)(2)
☐ On ____________, pursuant to Rule 485(a)(2)

If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRIMECAP ODYSSEY FUNDS

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 1 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on November 22, 2005 and pursuant to Rule 485(a)(1) would become effective on January 21, 2006.

This Post-Effective Amendment No. 2 was filed pursuant to Rule 485(b)(2)(iii) for the sole purpose of designating February 19, 2006 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 3 is being filed pursuant to Rule 485(b)(2)(iii) for the sole purpose of designating February 28, 2006 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 3 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment No. 2 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 2 to it Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Pasadena, the State of California, on this 13th day of February, 2006.

PRIMECAP ODYSSEY FUNDS

 /s/ Joel P. Fried
Joel P. Fried
Co-Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on February 13, 2006.

Name	Title
Howard B. Schow*	Co-Chief Executive Officer
Howard B. Schow	(Principal Executive Officer)

/s/Joel P. Fried	Co-Chief Executive Officer, Trustee
Joel P Fried	(Principal Executive Officer)

/s/Theo A. Kolokotrones	Co-Chief Executive Officer
Theo A. Kolokotrones	(Principal Executive Officer)

Benjamin F. Hammon*	Trustee
Benjamin F. Hammon

Stephen M. Rucker*	Trustee
Stephen M. Rucker

Wayne H. Smith*	Trustee
Wayne H. Smith

/s/David H. Van Slooten	Chief Financial Officer and Secretary
David H. Van Slooten	(Principal Financial Officer)

/s/ Joel P. Fried *Joel P. Fried Attorney-in-Fact pursuant to Power of Attorney previously filed with the Registrant’s Registration Statement.